Long-Term Debt (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
KEXIM
Covenants and Events of Default
Collateral coverage covenant (as a percent)	130.00%
Bank agreement
Covenants and Events of Default
Number of vessels collateralizing new credit facilities	9
Period for which a ratio of consolidated indebtedness to consolidated EBITDA is required to be maintained under financial covenants	12 months
Period for which a ratio of consolidated EBITDA to net interest expense is required to be maintained under financial covenants	12 months
Period for which consolidated net leverage ratio is required to be maintained under financial covenants to pay cash dividends or repurchase shares	1 year
Period for which a ratio of aggregate market value of vessels to outstanding indebtedness is required to be maintained under financial covenants to pay cash dividends or repurchase shares	1 year
Bank agreement | Minimum
Covenants and Events of Default
Ratio of market value of vessels, on a charter-inclusive basis, plus net realizable value of additional collateral to consolidated total debt through 2011 (as a percent)	90.00%
Ratio of market value of vessels, on a charter-inclusive basis, plus net realizable value of additional collateral to consolidated total debt from September 2017 through September 2018 (as a percent)	130.00%
Free consolidated unrestricted cash and cash equivalents after 2012	$ 30.0
Ratio of market value of vessels collateralizing the credit facilities, plus net realizable value of additional collateral, to aggregate debt outstanding (as a percent)	100.00%
Ratio of consolidated EBITDA to net interest expense	1.5
Ratio of consolidated EBITDA to net interest expense after gradual increase	2.8
Consolidated market value of adjusted net worth	$ 400
Required duration of vessel's charter at the time of valuation	12 months
Bank agreement | Maximum
Covenants and Events of Default
Percentage of non-recurring items excluded from calculation of EBITDA, based on EBITDA calculated in the manner as prescribed	5.00%
Ratio of consolidated total debt less unrestricted cash and cash equivalents to consolidated EBITDA	12
Ratio of consolidated total debt less unrestricted cash and cash equivalents to consolidated EBITDA gradual decrease	4.75
Consolidated net leverage ratio to pay cash dividends or repurchase shares	6
Ratio of aggregate market value of vessels to outstanding indebtedness required to pay cash dividends or repurchase shares (as a percent)	125.00%